Schedule of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net change in proceeds managed
Net change in short-term investments	$ (38,485)	$ (2,838)	$ 1,325
Operating cash flow (used) provided	(38,485)	(2,838)	1,325
Net change in liabilities
Liabilities for collateral, beginning of year	(62,610)	(59,772)	(61,097)
Liabilities for collateral, end of year	(101,095)	(62,610)	(59,772)
Operating cash flow provided (used)	$ 38,485	$ 2,838	$ (1,325)